Fund summaries
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund
PUTNAM GLOBAL CONSUMER FUND
Goal
Putnam Global Consumer Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Consumer Fund	Class A, Putnam Global Consumer Fund		Class B, Putnam Global Consumer Fund		Class C, Putnam Global Consumer Fund		Class M, Putnam Global Consumer Fund		Class R, Putnam Global Consumer Fund	Class Y, Putnam Global Consumer Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Consumer Fund		Class A, Putnam Global Consumer Fund	Class B, Putnam Global Consumer Fund	Class C, Putnam Global Consumer Fund	Class M, Putnam Global Consumer Fund	Class R, Putnam Global Consumer Fund	Class Y, Putnam Global Consumer Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Total annual fund operating expenses		1.80%	2.55%	2.55%	2.30%	2.05%	1.55%
Expense reimbursement	[1]	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Summary - Putnam Global Sector Funds Putnam Global Consumer Fund (USD $)	Class A, Putnam Global Consumer Fund	Class B, Putnam Global Consumer Fund	Class C, Putnam Global Consumer Fund	Class M, Putnam Global Consumer Fund	Class R, Putnam Global Consumer Fund	Class Y, Putnam Global Consumer Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,072	1,056	756	1,006	604	450
5 years	1,459	1,520	1,320	1,502	1,067	807
10 years	2,538	2,672	2,855	2,864	2,347	1,812

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Consumer Fund (USD $)	Class B, Putnam Global Consumer Fund	Class C, Putnam Global Consumer Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	756	756
5 years	1,320	1,320
10 years	2,672	2,855

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 82%.
Investments
For this non-diversified fund concentrating in the consumer staples and consumer discretionary products and services industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the manufacture, sale or distribution of consumer staples and consumer discretionary products and services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Consumer staples and consumer discretionary products and services industries may be affected by demographic and product trends, competition, economic trends and consumer confidence. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -13.00% Best calendar quarter Q3 2010 18.16% Worst calendar quarter Q2 2010 -11.03%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Consumer Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Consumer Fund	Class A	before taxes		17.23%	25.56%	Dec 18, 2008
before taxes Class B, Putnam Global Consumer Fund	Class B	before taxes		18.42%	27.16%	Dec 18, 2008
before taxes Class C, Putnam Global Consumer Fund	Class C	before taxes		22.43%	28.29%	Dec 18, 2008
before taxes Class M, Putnam Global Consumer Fund	Class M	before taxes		19.39%	26.39%	Dec 18, 2008
before taxes Class R, Putnam Global Consumer Fund	Class R	before taxes		24.01%	28.93%	Dec 18, 2008
before taxes Class Y, Putnam Global Consumer Fund	Class Y	before taxes		24.67%	29.58%	Dec 18, 2008
after taxes on distributions Class A, Putnam Global Consumer Fund	Class A	after taxes on distributions		15.37%	23.95%	Dec 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Consumer Fund	Class A	after taxes on distributions and sale of fund shares		11.75%	21.27%	Dec 18, 2008
MSCI World Consumer Discretionary and Consumer Staples Index (ND)		MSCI World Consumer Discretionary and Consumer Staples Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	18.47%	23.18%	Dec 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund
PUTNAM GLOBAL ENERGY FUND
Goal
Putnam Global Energy Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Energy Fund	Class A, Putnam Global Energy Fund		Class B, Putnam Global Energy Fund		Class C, Putnam Global Energy Fund		Class M, Putnam Global Energy Fund		Class R, Putnam Global Energy Fund	Class Y, Putnam Global Energy Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Energy Fund		Class A, Putnam Global Energy Fund	Class B, Putnam Global Energy Fund	Class C, Putnam Global Energy Fund	Class M, Putnam Global Energy Fund	Class R, Putnam Global Energy Fund	Class Y, Putnam Global Energy Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Total annual fund operating expenses		1.79%	2.54%	2.54%	2.29%	2.04%	1.54%
Expense reimbursement	[1]	(0.39%)	(0.39%)	(0.39%)	(0.39%)	(0.39%)	(0.39%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Energy Fund (USD $)	Class A, Putnam Global Energy Fund	Class B, Putnam Global Energy Fund	Class C, Putnam Global Energy Fund	Class M, Putnam Global Energy Fund	Class R, Putnam Global Energy Fund	Class Y, Putnam Global Energy Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,070	1,053	753	1,004	602	448
5 years	1,455	1,516	1,316	1,498	1,062	803
10 years	2,529	2,662	2,846	2,855	2,338	1,801

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Energy Fund (USD $)	Class B, Putnam Global Energy Fund	Class C, Putnam Global Energy Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	753	753
5 years	1,316	1,316
10 years	2,662	2,846

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 61%.
Investments
For this non-diversified fund concentrating in the energy industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the exploration, production, development and refinement of conventional and alternative sources of energy. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The energy industries may be affected by fluctuations in energy prices, energy conservation, exploration and production spending, government regulations, weather, world events and economic conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -16.47% Best calendar quarter Q3 2010 16.92% Worst calendar quarter Q2 2010 -17.07%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Energy Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Energy Fund	Class A	before taxes		7.21%	16.96%	Dec 18, 2008
before taxes Class B, Putnam Global Energy Fund	Class B	before taxes		7.81%	18.29%	Dec 18, 2008
before taxes Class C, Putnam Global Energy Fund	Class C	before taxes		11.76%	19.50%	Dec 18, 2008
before taxes Class M, Putnam Global Energy Fund	Class M	before taxes		9.20%	17.76%	Dec 18, 2008
before taxes Class R, Putnam Global Energy Fund	Class R	before taxes		13.37%	20.11%	Dec 18, 2008
before taxes Class Y, Putnam Global Energy Fund	Class Y	before taxes		13.94%	20.72%	Dec 18, 2008
after taxes on distributions Class A, Putnam Global Energy Fund	Class A	after taxes on distributions		6.48%	16.30%	Dec 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Energy Fund	Class A	after taxes on distributions and sale of fund shares		5.56%	14.48%	Dec 18, 2008
MSCI World Energy Index (ND)		MSCI World Energy Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	11.88%	18.46%	Dec 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund
PUTNAM GLOBAL FINANCIALS FUND
Goal
Putnam Global Financials Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Financial Fund	Class A, Putnam Global Financial Fund		Class B, Putnam Global Financial Fund		Class C, Putnam Global Financial Fund		Class M, Putnam Global Financial Fund		Class R, Putnam Global Financial Fund	Class Y, Putnam Global Financial Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Financial Fund		Class A, Putnam Global Financial Fund	Class B, Putnam Global Financial Fund	Class C, Putnam Global Financial Fund	Class M, Putnam Global Financial Fund	Class R, Putnam Global Financial Fund	Class Y, Putnam Global Financial Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Total annual fund operating expenses		2.37%	3.12%	3.12%	2.87%	2.62%	2.12%
Expense reimbursement	[1]	(0.97%)	(0.97%)	(0.97%)	(0.97%)	(0.97%)	(0.97%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Financial Fund (USD $)	Class A, Putnam Global Financial Fund	Class B, Putnam Global Financial Fund	Class C, Putnam Global Financial Fund	Class M, Putnam Global Financial Fund	Class R, Putnam Global Financial Fund	Class Y, Putnam Global Financial Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,184	1,172	872	1,120	722	570
5 years	1,685	1,751	1,551	1,728	1,304	1,050
10 years	3,056	3,187	3,362	3,366	2,882	2,375

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Financial Fund (USD $)	Class B, Putnam Global Financial Fund	Class C, Putnam Global Financial Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	872	872
5 years	1,551	1,551
10 years	3,187	3,362

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 103%.
Investments
For this non-diversified fund concentrating in the financial industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include commercial and investment banks, savings and loan organizations, brokerage and asset management firms, insurance companies and real estate investment trusts and real estate investment and development companies. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Financial services companies may be affected by the availability and cost of capital; changes in interest rates, insurance claims activity, industry consolidation and general economic conditions; and reduced profitability from limitations on loans and interest rates and fees charged as a result of extensive government regulations. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -26.96% Best calendar quarter Q2 2009 37.18% Worst calendar quarter Q1 2009 -20.25%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Financial Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Financial Fund	Class A	before taxes		(3.84%)	14.30%	Dec 18, 2008
before taxes Class B, Putnam Global Financial Fund	Class B	before taxes		(3.49%)	15.52%	Dec 18, 2008
before taxes Class C, Putnam Global Financial Fund	Class C	before taxes		0.21%	16.77%	Dec 18, 2008
before taxes Class M, Putnam Global Financial Fund	Class M	before taxes		(2.12%)	15.04%	Dec 18, 2008
before taxes Class R, Putnam Global Financial Fund	Class R	before taxes		1.76%	17.38%	Dec 18, 2008
before taxes Class Y, Putnam Global Financial Fund	Class Y	before taxes		2.20%	17.97%	Dec 18, 2008
after taxes on distributions Class A, Putnam Global Financial Fund	Class A	after taxes on distributions		(5.67%)	12.52%	Dec 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Financial Fund	Class A	after taxes on distributions and sale of fund shares		(1.52%)	11.58%	Dec 18, 2008
MSCI World Financials Index (ND)		MSCI World Financials Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	4.61%	16.92%	Dec 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund
PUTNAM GLOBAL INDUSTRIALS FUND
Goal
Putnam Global Industrials Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Industrial Fund	Class A, Putnam Global Industrial Fund		Class B, Putnam Global Industrial Fund		Class C, Putnam Global Industrial Fund		Class M, Putnam Global Industrial Fund		Class R, Putnam Global Industrial Fund	Class Y, Putnam Global Industrial Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Industrial Fund		Class A, Putnam Global Industrial Fund	Class B, Putnam Global Industrial Fund	Class C, Putnam Global Industrial Fund	Class M, Putnam Global Industrial Fund	Class R, Putnam Global Industrial Fund	Class Y, Putnam Global Industrial Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Total annual fund operating expenses		1.88%	2.63%	2.63%	2.38%	2.13%	1.63%
Expense reimbursement	[1]	(0.48%)	(0.48%)	(0.48%)	(0.48%)	(0.48%)	(0.48%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Industrial Fund (USD $)	Class A, Putnam Global Industrial Fund	Class B, Putnam Global Industrial Fund	Class C, Putnam Global Industrial Fund	Class M, Putnam Global Industrial Fund	Class R, Putnam Global Industrial Fund	Class Y, Putnam Global Industrial Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,088	1,072	772	1,022	621	467
5 years	1,491	1,552	1,352	1,534	1,100	841
10 years	2,613	2,746	2,928	2,936	2,424	1,892

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Industrial Fund (USD $)	Class B, Putnam Global Industrial Fund	Class C, Putnam Global Industrial Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	772	772
5 years	1,352	1,352
10 years	2,746	2,928

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 122%.
Investments
For this non-diversified fund concentrating in the industrial products, services or equipment industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Industrial products, services and equipment industries may be affected by economic trends, commodity prices, technological obsolescence, labor relations, legislation, worldwide competition and liability for environmental damage. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -22.85% Best calendar quarter Q2 2009 21.43% Worst calendar quarter Q1 2009 -18.45%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Industrial Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Industrial Fund	Class A	before taxes		24.93%	26.27%	Dec 18, 2008
before taxes Class B, Putnam Global Industrial Fund	Class B	before taxes		26.74%	27.98%	Dec 18, 2008
before taxes Class C, Putnam Global Industrial Fund	Class C	before taxes		30.65%	29.10%	Dec 18, 2008
before taxes Class M, Putnam Global Industrial Fund	Class M	before taxes		27.47%	27.23%	Dec 18, 2008
before taxes Class R, Putnam Global Industrial Fund	Class R	before taxes		32.49%	29.79%	Dec 18, 2008
before taxes Class Y, Putnam Global Industrial Fund	Class Y	before taxes		32.93%	30.37%	Dec 18, 2008
after taxes on distributions Class A, Putnam Global Industrial Fund	Class A	after taxes on distributions		21.65%	23.98%	Dec 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Industrial Fund	Class A	after taxes on distributions and sale of fund shares		16.59%	21.46%	Dec 18, 2008
MSCI World Industrials Index (ND)		MSCI World Industrials Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	23.35%	25.15%	Dec 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund
PUTNAM GLOBAL TECHNOLOGY FUND
Goal
Putnam Global Technology Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Technology Fund	Class A, Putnam Global Technology Fund		Class B, Putnam Global Technology Fund		Class C, Putnam Global Technology Fund		Class M, Putnam Global Technology Fund		Class R, Putnam Global Technology Fund	Class Y, Putnam Global Technology Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Technology Fund		Class A, Putnam Global Technology Fund	Class B, Putnam Global Technology Fund	Class C, Putnam Global Technology Fund	Class M, Putnam Global Technology Fund	Class R, Putnam Global Technology Fund	Class Y, Putnam Global Technology Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Total annual fund operating expenses		2.00%	2.75%	2.75%	2.50%	2.25%	1.75%
Expense reimbursement	[1]	(0.60%)	(0.60%)	(0.60%)	(0.60%)	(0.60%)	(0.60%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Technology Fund (USD $)	Class A, Putnam Global Technology Fund	Class B, Putnam Global Technology Fund	Class C, Putnam Global Technology Fund	Class M, Putnam Global Technology Fund	Class R, Putnam Global Technology Fund	Class Y, Putnam Global Technology Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,112	1,097	797	1,046	646	493
5 years	1,539	1,601	1,401	1,582	1,150	893
10 years	2,723	2,856	3,036	3,043	2,538	2,013

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Technology Fund (USD $)	Class B, Putnam Global Technology Fund	Class C, Putnam Global Technology Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	797	797
5 years	1,401	1,401
10 years	2,856	3,036

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 101%.
Investments
For this non-diversified fund concentrating in the technology industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that have, or will develop, products, processes or services that will provide advances and improvements through technology to consumers, enterprises and governments worldwide. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -11.39% Best calendar quarter Q2 2009 21.85% Worst calendar quarter Q2 2010 -11.26%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Technology Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Technology Fund	Class A	before taxes		4.15%	26.37%	Dec 18, 2008
before taxes Class B, Putnam Global Technology Fund	Class B	before taxes		4.74%	28.02%	Dec 18, 2008
before taxes Class C, Putnam Global Technology Fund	Class C	before taxes		8.67%	29.15%	Dec 18, 2008
before taxes Class M, Putnam Global Technology Fund	Class M	before taxes		6.12%	27.24%	Dec 18, 2008
before taxes Class R, Putnam Global Technology Fund	Class R	before taxes		10.24%	29.78%	Dec 18, 2008
before taxes Class Y, Putnam Global Technology Fund	Class Y	before taxes		10.77%	30.43%	Dec 18, 2008
after taxes on distributions Class A, Putnam Global Technology Fund	Class A	after taxes on distributions		3.57%	24.84%	Dec 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Technology Fund	Class A	after taxes on distributions and sale of fund shares		2.98%	21.96%	Dec 18, 2008
MSCI World Information Technology Index (ND)		MSCI World Information Technology Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	10.50%	29.48%	Dec 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund
PUTNAM GLOBAL TELECOMMUNICATIONS FUND
Goal
Putnam Global Telecommunications Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund	Class A, Putnam Global Telecommunication Fund		Class B, Putnam Global Telecommunication Fund		Class C, Putnam Global Telecommunication Fund		Class M, Putnam Global Telecommunication Fund		Class R, Putnam Global Telecommunication Fund	Class Y, Putnam Global Telecommunication Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund		Class A, Putnam Global Telecommunication Fund	Class B, Putnam Global Telecommunication Fund	Class C, Putnam Global Telecommunication Fund	Class M, Putnam Global Telecommunication Fund	Class R, Putnam Global Telecommunication Fund	Class Y, Putnam Global Telecommunication Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.47%	1.47%	1.47%	1.47%	1.47%	1.47%
Total annual fund operating expenses		2.35%	3.10%	3.10%	2.85%	2.60%	2.10%
Expense reimbursement	[1]	(0.95%)	(0.95%)	(0.95%)	(0.95%)	(0.95%)	(0.95%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund (USD $)	Class A, Putnam Global Telecommunication Fund	Class B, Putnam Global Telecommunication Fund	Class C, Putnam Global Telecommunication Fund	Class M, Putnam Global Telecommunication Fund	Class R, Putnam Global Telecommunication Fund	Class Y, Putnam Global Telecommunication Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,180	1,168	868	1,116	718	566
5 years	1,677	1,743	1,543	1,720	1,295	1,041
10 years	3,038	3,170	3,345	3,349	2,864	2,356

Expense Example, No Redemption Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund (USD $)	Class B, Putnam Global Telecommunication Fund	Class C, Putnam Global Telecommunication Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	868	868
5 years	1,543	1,543
10 years	3,170	3,345

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 43%.
Investments
For this non-diversified fund concentrating in the telecommunications industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that develop, manufacture or sell communications services or communications equipment, and companies that bundle video with communications services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The telecommunications industry may be affected by government regulation, intense competition, equipment incompatibility, changing consumer preferences, technological obsolescence, and large capital expenditures and debt burdens. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -1.89% Best calendar quarter Q3 2010 22.02% Worst calendar quarter Q1 2009 -14.45%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Global Sector Funds Putnam Global Telecommunication Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Global Telecommunication Fund	Class A	before taxes		14.53%	14.58%	Dec 18, 2008
before taxes Class B, Putnam Global Telecommunication Fund	Class B	before taxes		15.66%	15.84%	Dec 18, 2008
before taxes Class C, Putnam Global Telecommunication Fund	Class C	before taxes		19.61%	17.07%	Dec 18, 2008
before taxes Class M, Putnam Global Telecommunication Fund	Class M	before taxes		16.72%	15.33%	Dec 18, 2008
before taxes Class R, Putnam Global Telecommunication Fund	Class R	before taxes		21.24%	17.64%	Dec 18, 2008
before taxes Class Y, Putnam Global Telecommunication Fund	Class Y	before taxes		21.93%	18.27%	Dec 18, 2008
after taxes on distributions Class A, Putnam Global Telecommunication Fund	Class A	after taxes on distributions		13.06%	13.65%	Dec 18, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Global Telecommunication Fund	Class A	after taxes on distributions and sale of fund shares		10.45%	12.35%	Dec 18, 2008
MSCI World Telecommunications Services Index (ND)		MSCI World Telecommunications Services Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	10.19%	11.13%	Dec 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Fund summaries
Summary - Putnam Retirement Income Fund Lifestyle 2 | Putnam Retirement Income Fund Lifestyle 2
Fund summary
Goal
Putnam Retirement Income Fund Lifestyle 2 seeks current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 24 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Retirement Income Fund Lifestyle 2 Putnam Retirement Income Fund Lifestyle 2	Class A, Putnam Retirement Income Fund Lifestyle 2		Class B, Putnam Retirement Income Fund Lifestyle 2		Class C, Putnam Retirement Income Fund Lifestyle 2		Class M, Putnam Retirement Income Fund Lifestyle 2		Class R, Putnam Retirement Income Fund Lifestyle 2	Class Y, Putnam Retirement Income Fund Lifestyle 2
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.40%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Retirement Income Fund Lifestyle 2 Putnam Retirement Income Fund Lifestyle 2		Class A, Putnam Retirement Income Fund Lifestyle 2	Class B, Putnam Retirement Income Fund Lifestyle 2	Class C, Putnam Retirement Income Fund Lifestyle 2	Class M, Putnam Retirement Income Fund Lifestyle 2	Class R, Putnam Retirement Income Fund Lifestyle 2	Class Y, Putnam Retirement Income Fund Lifestyle 2
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses	[1]	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%
Acquired fund operating expenses	[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Total annual fund operating expenses		3.04%	3.79%	3.79%	3.29%	3.29%	2.79%
Expense reimbursement	[3]	(2.01%)	(2.01%)	(2.01%)	(2.01%)	(2.01%)	(2.01%)
Total annual fund operating expenses after expense reimbursement		1.03%	1.78%	1.78%	1.28%	1.28%	0.78%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are based on projected net expenses of the underlying funds and assume the fund's typical allocations to the underlying funds described in Investments, risks and performance-Investments and a 4% allocation to Putnam Money Market Fund.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Summary - Putnam Retirement Income Fund Lifestyle 2 Putnam Retirement Income Fund Lifestyle 2 (USD $)	Class A, Putnam Retirement Income Fund Lifestyle 2	Class B, Putnam Retirement Income Fund Lifestyle 2	Class C, Putnam Retirement Income Fund Lifestyle 2	Class M, Putnam Retirement Income Fund Lifestyle 2	Class R, Putnam Retirement Income Fund Lifestyle 2	Class Y, Putnam Retirement Income Fund Lifestyle 2
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 Year	501	681	281	451	130	80
3 Years	910	1,059	759	913	608	454

Expense Example, No Redemption Summary - Putnam Retirement Income Fund Lifestyle 2 Putnam Retirement Income Fund Lifestyle 2 (USD $)	Class B, Putnam Retirement Income Fund Lifestyle 2	Class C, Putnam Retirement Income Fund Lifestyle 2
Share class	Class B (no redemption)	Class C (no redemption)
1 Year	181	181
3 Years	759	759

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period June 13, 2011 (commencement of operations) through August 31, 2011 was 11%.
Investments

The fund’s asset allocation strategy may be attractive to investors who are in or near retirement, or who otherwise intend to make periodic withdrawals of their investment in the near future. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations between fixed-income and equity investments from time to time within a certain range to try to optimize the fund’s performance consistent with its goal.

The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range

Equity	30%	0-40%

Fixed-Income	70%	60-100%

We invest mainly in a combination of bonds and common stocks of U.S. and non-U.S. companies and in Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund, which are other Putnam mutual funds and referred to as underlying funds. We may invest without limit in bonds that are either investment-grade or below investment-grade in quality (sometimes referred to as “junk bonds”) and have short- to long-term maturities. We also invest in other fixed-income securities, such as mortgage-backed investments, and invest in money market securities or affiliated money market funds for cash management. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of companies of any size. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments, and, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, which may include common or preferred stocks.

We may also select other investments that do not fall within these asset classes. We may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The typical allocation and the range of allowable allocation of the fund’s assets in the underlying funds that we currently expect are shown below.

Underlying fund	Permitted investments	Typical allocation	Range

Putnam Absolute Return	Fixed-income, derivatives	5%	0-20%

100 Fund

Putnam Absolute Return	Fixed-income, derivatives	12%	0-30%

300 Fund

Putnam Absolute Return	Equities, fixed-income,	20%	0-40%

500 Fund	alternative investments,

	derivatives

Putnam Absolute Return	Equities, fixed-income,	3%	0-20%

700 Fund	alternative investments,

	derivatives

For purposes of measuring the fund’s allocations to fixed-income and equity investments, we regard Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund as fixed-income investments, Putnam Absolute Return 500 Fund as a 50% fixed-income and 50% equity investment, and Putnam Absolute Return 700 Fund as an equity investment. The fund’s remaining assets are invested in other securities, as described above.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund and the underlying funds bear the following risks. Our allocation of assets among asset classes and the underlying funds may hurt performance. The prices of stocks and bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Performance
Performance information will be available after the fund completes a full calendar year of operation.

Fund summaries
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund
Fund summary
Goal
Putnam Emerging Markets Equity Fund seeks long-term capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Summary - Putnam Emerging Markets Equity Fund Putnam Emerging Markets Equity Fund	Class A, Putnam Emerging Markets Equity Fund		Class B, Putnam Emerging Markets Equity Fund		Class C, Putnam Emerging Markets Equity Fund		Class M, Putnam Emerging Markets Equity Fund		Class R, Putnam Emerging Markets Equity Fund	Class Y, Putnam Emerging Markets Equity Fund
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Putnam Emerging Markets Equity Fund Putnam Emerging Markets Equity Fund		Class A, Putnam Emerging Markets Equity Fund	Class B, Putnam Emerging Markets Equity Fund	Class C, Putnam Emerging Markets Equity Fund	Class M, Putnam Emerging Markets Equity Fund	Class R, Putnam Emerging Markets Equity Fund	Class Y, Putnam Emerging Markets Equity Fund
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Acquired fund operating expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.83%	2.58%	2.58%	2.33%	2.08%	1.58%
Expense reimbursement	[2]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total annual fund operating expenses after expense reimbursement		1.68%	2.43%	2.43%	2.18%	1.93%	1.43%
[1]	Management fees are subject to a performance adjustment.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Summary - Putnam Emerging Markets Equity Fund Putnam Emerging Markets Equity Fund (USD $)	Class A, Putnam Emerging Markets Equity Fund	Class B, Putnam Emerging Markets Equity Fund	Class C, Putnam Emerging Markets Equity Fund	Class M, Putnam Emerging Markets Equity Fund	Class R, Putnam Emerging Markets Equity Fund	Class Y, Putnam Emerging Markets Equity Fund
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	736	746	346	563	196	146
3 years	1,104	1,088	788	1,038	637	484
5 years	1,495	1,557	1,357	1,539	1,105	846
10 years	2,588	2,721	2,904	2,912	2,399	1,866

Expense Example, No Redemption Summary - Putnam Emerging Markets Equity Fund Putnam Emerging Markets Equity Fund (USD $)	Class B, Putnam Emerging Markets Equity Fund	Class C, Putnam Emerging Markets Equity Fund
Share class	Class B (no redemption)	Class C (no redemption)
1 year	246	246
3 years	788	788
5 years	1,357	1,357
10 years	2,721	2,904

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 145%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of emerging market companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. Emerging markets include countries in the MSCI Emerging Market Index or that we consider to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. We invest significantly in small and midsize companies. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. Emerging markets may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -31.50% Best calendar quarter Q2 2009 33.33% Worst calendar quarter Q2 2010 -11.10%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Summary - Putnam Emerging Markets Equity Fund Putnam Emerging Markets Equity Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A, Putnam Emerging Markets Equity Fund	Class A	before taxes		10.91%	13.44%	Sep 29, 2008
before taxes Class B, Putnam Emerging Markets Equity Fund	Class B	before taxes		11.80%	14.52%	Sep 29, 2008
before taxes Class C, Putnam Emerging Markets Equity Fund	Class C	before taxes		15.83%	15.63%	Sep 29, 2008
before taxes Class M, Putnam Emerging Markets Equity Fund	Class M	before taxes		12.98%	14.13%	Sep 29, 2008
before taxes Class R, Putnam Emerging Markets Equity Fund	Class R	before taxes		17.32%	16.17%	Sep 29, 2008
before taxes Class Y, Putnam Emerging Markets Equity Fund	Class Y	before taxes		17.97%	16.79%	Sep 29, 2008
after taxes on distributions Class A, Putnam Emerging Markets Equity Fund	Class A	after taxes on distributions		9.20%	12.05%	Sep 29, 2008
after taxes on distributions and sale of fund shares Class A, Putnam Emerging Markets Equity Fund	Class A	after taxes on distributions and sale of fund shares		7.69%	10.86%	Sep 29, 2008
MSCI Emerging Markets Index (ND)		MSCI Emerging Markets Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	18.88%	21.80%	Sep 29, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 30, 2011
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summaries
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PUTNAM GLOBAL CONSUMER FUND
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Consumer Fund seeks capital appreciation.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 82%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	For this non-diversified fund concentrating in the consumer staples and consumer discretionary products and services industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the manufacture, sale or distribution of consumer staples and consumer discretionary products and services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	For this non-diversified fund concentrating in the consumer staples and consumer discretionary products and services industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Consumer staples and consumer discretionary products and services industries may be affected by demographic and product trends, competition, economic trends and consumer confidence. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/11 -13.00% Best calendar quarter Q3 2010 18.16% Worst calendar quarter Q2 2010 -11.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.03%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | Class A, Putnam Global Consumer Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.92%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	709
3 years	rr_ExpenseExampleYear03	1,072
5 years	rr_ExpenseExampleYear05	1,459
10 years	rr_ExpenseExampleYear10	2,538
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	33.67%
2010	rr_AnnualReturn2010	24.40%
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | Class B, Putnam Global Consumer Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.92%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.55%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	718
3 years	rr_ExpenseExampleYear03	1,056
5 years	rr_ExpenseExampleYear05	1,520
10 years	rr_ExpenseExampleYear10	2,672
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	756
5 years	rr_ExpenseExampleNoRedemptionYear05	1,320
10 years	rr_ExpenseExampleNoRedemptionYear10	2,672
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | Class C, Putnam Global Consumer Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.92%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.55%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	756
5 years	rr_ExpenseExampleYear05	1,320
10 years	rr_ExpenseExampleYear10	2,855
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	756
5 years	rr_ExpenseExampleNoRedemptionYear05	1,320
10 years	rr_ExpenseExampleNoRedemptionYear10	2,855
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | Class M, Putnam Global Consumer Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.92%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	536
3 years	rr_ExpenseExampleYear03	1,006
5 years	rr_ExpenseExampleYear05	1,502
10 years	rr_ExpenseExampleYear10	2,864
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | Class R, Putnam Global Consumer Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.92%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	604
5 years	rr_ExpenseExampleYear05	1,067
10 years	rr_ExpenseExampleYear10	2,347
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | Class Y, Putnam Global Consumer Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.92%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	450
5 years	rr_ExpenseExampleYear05	807
10 years	rr_ExpenseExampleYear10	1,812
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | before taxes | Class A, Putnam Global Consumer Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	17.23%
Since inception	rr_AverageAnnualReturnSinceInception	25.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | before taxes | Class B, Putnam Global Consumer Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	18.42%
Since inception	rr_AverageAnnualReturnSinceInception	27.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | before taxes | Class C, Putnam Global Consumer Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	22.43%
Since inception	rr_AverageAnnualReturnSinceInception	28.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | before taxes | Class M, Putnam Global Consumer Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	19.39%
Since inception	rr_AverageAnnualReturnSinceInception	26.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | before taxes | Class R, Putnam Global Consumer Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	24.01%
Since inception	rr_AverageAnnualReturnSinceInception	28.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | before taxes | Class Y, Putnam Global Consumer Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	24.67%
Since inception	rr_AverageAnnualReturnSinceInception	29.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | after taxes on distributions | Class A, Putnam Global Consumer Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	15.37%
Since inception	rr_AverageAnnualReturnSinceInception	23.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | after taxes on distributions and sale of fund shares | Class A, Putnam Global Consumer Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	11.75%
Since inception	rr_AverageAnnualReturnSinceInception	21.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Consumer Fund | MSCI World Consumer Discretionary and Consumer Staples Index (ND)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Consumer Discretionary and Consumer Staples Index (ND)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
1 year	rr_AverageAnnualReturnYear01	18.47%
Since inception	rr_AverageAnnualReturnSinceInception	23.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PUTNAM GLOBAL ENERGY FUND
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Energy Fund seeks capital appreciation.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 61%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	For this non-diversified fund concentrating in the energy industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the exploration, production, development and refinement of conventional and alternative sources of energy. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	For this non-diversified fund concentrating in the energy industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The energy industries may be affected by fluctuations in energy prices, energy conservation, exploration and production spending, government regulations, weather, world events and economic conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/11 -16.47% Best calendar quarter Q3 2010 16.92% Worst calendar quarter Q2 2010 -17.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.07%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | Class A, Putnam Global Energy Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	709
3 years	rr_ExpenseExampleYear03	1,070
5 years	rr_ExpenseExampleYear05	1,455
10 years	rr_ExpenseExampleYear10	2,529
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	26.26%
2010	rr_AnnualReturn2010	13.73%
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | Class B, Putnam Global Energy Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	718
3 years	rr_ExpenseExampleYear03	1,053
5 years	rr_ExpenseExampleYear05	1,516
10 years	rr_ExpenseExampleYear10	2,662
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	753
5 years	rr_ExpenseExampleNoRedemptionYear05	1,316
10 years	rr_ExpenseExampleNoRedemptionYear10	2,662
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | Class C, Putnam Global Energy Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	753
5 years	rr_ExpenseExampleYear05	1,316
10 years	rr_ExpenseExampleYear10	2,846
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	753
5 years	rr_ExpenseExampleNoRedemptionYear05	1,316
10 years	rr_ExpenseExampleNoRedemptionYear10	2,846
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | Class M, Putnam Global Energy Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	536
3 years	rr_ExpenseExampleYear03	1,004
5 years	rr_ExpenseExampleYear05	1,498
10 years	rr_ExpenseExampleYear10	2,855
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | Class R, Putnam Global Energy Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	602
5 years	rr_ExpenseExampleYear05	1,062
10 years	rr_ExpenseExampleYear10	2,338
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | Class Y, Putnam Global Energy Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	448
5 years	rr_ExpenseExampleYear05	803
10 years	rr_ExpenseExampleYear10	1,801
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | before taxes | Class A, Putnam Global Energy Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	7.21%
Since inception	rr_AverageAnnualReturnSinceInception	16.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | before taxes | Class B, Putnam Global Energy Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	7.81%
Since inception	rr_AverageAnnualReturnSinceInception	18.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | before taxes | Class C, Putnam Global Energy Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	11.76%
Since inception	rr_AverageAnnualReturnSinceInception	19.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | before taxes | Class M, Putnam Global Energy Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	9.20%
Since inception	rr_AverageAnnualReturnSinceInception	17.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | before taxes | Class R, Putnam Global Energy Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	13.37%
Since inception	rr_AverageAnnualReturnSinceInception	20.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | before taxes | Class Y, Putnam Global Energy Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	13.94%
Since inception	rr_AverageAnnualReturnSinceInception	20.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | after taxes on distributions | Class A, Putnam Global Energy Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	6.48%
Since inception	rr_AverageAnnualReturnSinceInception	16.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | after taxes on distributions and sale of fund shares | Class A, Putnam Global Energy Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	5.56%
Since inception	rr_AverageAnnualReturnSinceInception	14.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Energy Fund | MSCI World Energy Index (ND)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Energy Index (ND)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
1 year	rr_AverageAnnualReturnYear01	11.88%
Since inception	rr_AverageAnnualReturnSinceInception	18.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PUTNAM GLOBAL FINANCIALS FUND
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Financials Fund seeks capital appreciation.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 103%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	For this non-diversified fund concentrating in the financial industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include commercial and investment banks, savings and loan organizations, brokerage and asset management firms, insurance companies and real estate investment trusts and real estate investment and development companies. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	For this non-diversified fund concentrating in the financial industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Financial services companies may be affected by the availability and cost of capital; changes in interest rates, insurance claims activity, industry consolidation and general economic conditions; and reduced profitability from limitations on loans and interest rates and fees charged as a result of extensive government regulations. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/11 -26.96% Best calendar quarter Q2 2009 37.18% Worst calendar quarter Q1 2009 -20.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | Class A, Putnam Global Financial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.37%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	709
3 years	rr_ExpenseExampleYear03	1,184
5 years	rr_ExpenseExampleYear05	1,685
10 years	rr_ExpenseExampleYear10	3,056
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	33.46%
2010	rr_AnnualReturn2010	2.02%
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | Class B, Putnam Global Financial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	718
3 years	rr_ExpenseExampleYear03	1,172
5 years	rr_ExpenseExampleYear05	1,751
10 years	rr_ExpenseExampleYear10	3,187
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	872
5 years	rr_ExpenseExampleNoRedemptionYear05	1,551
10 years	rr_ExpenseExampleNoRedemptionYear10	3,187
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | Class C, Putnam Global Financial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	872
5 years	rr_ExpenseExampleYear05	1,551
10 years	rr_ExpenseExampleYear10	3,362
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	872
5 years	rr_ExpenseExampleNoRedemptionYear05	1,551
10 years	rr_ExpenseExampleNoRedemptionYear10	3,362
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | Class M, Putnam Global Financial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	1.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.87%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	536
3 years	rr_ExpenseExampleYear03	1,120
5 years	rr_ExpenseExampleYear05	1,728
10 years	rr_ExpenseExampleYear10	3,366
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | Class R, Putnam Global Financial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	722
5 years	rr_ExpenseExampleYear05	1,304
10 years	rr_ExpenseExampleYear10	2,882
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | Class Y, Putnam Global Financial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	1.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	570
5 years	rr_ExpenseExampleYear05	1,050
10 years	rr_ExpenseExampleYear10	2,375
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | before taxes | Class A, Putnam Global Financial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(3.84%)
Since inception	rr_AverageAnnualReturnSinceInception	14.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | before taxes | Class B, Putnam Global Financial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(3.49%)
Since inception	rr_AverageAnnualReturnSinceInception	15.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | before taxes | Class C, Putnam Global Financial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	0.21%
Since inception	rr_AverageAnnualReturnSinceInception	16.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | before taxes | Class M, Putnam Global Financial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(2.12%)
Since inception	rr_AverageAnnualReturnSinceInception	15.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | before taxes | Class R, Putnam Global Financial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	1.76%
Since inception	rr_AverageAnnualReturnSinceInception	17.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | before taxes | Class Y, Putnam Global Financial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	2.20%
Since inception	rr_AverageAnnualReturnSinceInception	17.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | after taxes on distributions | Class A, Putnam Global Financial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(5.67%)
Since inception	rr_AverageAnnualReturnSinceInception	12.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | after taxes on distributions and sale of fund shares | Class A, Putnam Global Financial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(1.52%)
Since inception	rr_AverageAnnualReturnSinceInception	11.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Financial Fund | MSCI World Financials Index (ND)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Financials Index (ND)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
1 year	rr_AverageAnnualReturnYear01	4.61%
Since inception	rr_AverageAnnualReturnSinceInception	16.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PUTNAM GLOBAL INDUSTRIALS FUND
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Industrials Fund seeks capital appreciation.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 122%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	For this non-diversified fund concentrating in the industrial products, services or equipment industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	For this non-diversified fund concentrating in the industrial products, services or equipment industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Industrial products, services and equipment industries may be affected by economic trends, commodity prices, technological obsolescence, labor relations, legislation, worldwide competition and liability for environmental damage. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/11 -22.85% Best calendar quarter Q2 2009 21.43% Worst calendar quarter Q1 2009 -18.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.45%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | Class A, Putnam Global Industrial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.00%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	709
3 years	rr_ExpenseExampleYear03	1,088
5 years	rr_ExpenseExampleYear05	1,491
10 years	rr_ExpenseExampleYear10	2,613
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	24.67%
2010	rr_AnnualReturn2010	32.53%
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | Class B, Putnam Global Industrial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.00%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	718
3 years	rr_ExpenseExampleYear03	1,072
5 years	rr_ExpenseExampleYear05	1,552
10 years	rr_ExpenseExampleYear10	2,746
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	772
5 years	rr_ExpenseExampleNoRedemptionYear05	1,352
10 years	rr_ExpenseExampleNoRedemptionYear10	2,746
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | Class C, Putnam Global Industrial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.00%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	772
5 years	rr_ExpenseExampleYear05	1,352
10 years	rr_ExpenseExampleYear10	2,928
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	772
5 years	rr_ExpenseExampleNoRedemptionYear05	1,352
10 years	rr_ExpenseExampleNoRedemptionYear10	2,928
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | Class M, Putnam Global Industrial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	1.00%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.38%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	536
3 years	rr_ExpenseExampleYear03	1,022
5 years	rr_ExpenseExampleYear05	1,534
10 years	rr_ExpenseExampleYear10	2,936
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | Class R, Putnam Global Industrial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.00%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	621
5 years	rr_ExpenseExampleYear05	1,100
10 years	rr_ExpenseExampleYear10	2,424
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | Class Y, Putnam Global Industrial Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	1.00%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	467
5 years	rr_ExpenseExampleYear05	841
10 years	rr_ExpenseExampleYear10	1,892
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | before taxes | Class A, Putnam Global Industrial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	24.93%
Since inception	rr_AverageAnnualReturnSinceInception	26.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | before taxes | Class B, Putnam Global Industrial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	26.74%
Since inception	rr_AverageAnnualReturnSinceInception	27.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | before taxes | Class C, Putnam Global Industrial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	30.65%
Since inception	rr_AverageAnnualReturnSinceInception	29.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | before taxes | Class M, Putnam Global Industrial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	27.47%
Since inception	rr_AverageAnnualReturnSinceInception	27.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | before taxes | Class R, Putnam Global Industrial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	32.49%
Since inception	rr_AverageAnnualReturnSinceInception	29.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | before taxes | Class Y, Putnam Global Industrial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	32.93%
Since inception	rr_AverageAnnualReturnSinceInception	30.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | after taxes on distributions | Class A, Putnam Global Industrial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	21.65%
Since inception	rr_AverageAnnualReturnSinceInception	23.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | after taxes on distributions and sale of fund shares | Class A, Putnam Global Industrial Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	16.59%
Since inception	rr_AverageAnnualReturnSinceInception	21.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Industrial Fund | MSCI World Industrials Index (ND)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Industrials Index (ND)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
1 year	rr_AverageAnnualReturnYear01	23.35%
Since inception	rr_AverageAnnualReturnSinceInception	25.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PUTNAM GLOBAL TECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Technology Fund seeks capital appreciation.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 101%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	For this non-diversified fund concentrating in the technology industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that have, or will develop, products, processes or services that will provide advances and improvements through technology to consumers, enterprises and governments worldwide. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	For this non-diversified fund concentrating in the technology industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/11 -11.39% Best calendar quarter Q2 2009 21.85% Worst calendar quarter Q2 2010 -11.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.26%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | Class A, Putnam Global Technology Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	709
3 years	rr_ExpenseExampleYear03	1,112
5 years	rr_ExpenseExampleYear05	1,539
10 years	rr_ExpenseExampleYear10	2,723
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	53.49%
2010	rr_AnnualReturn2010	10.51%
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | Class B, Putnam Global Technology Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.75%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	718
3 years	rr_ExpenseExampleYear03	1,097
5 years	rr_ExpenseExampleYear05	1,601
10 years	rr_ExpenseExampleYear10	2,856
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	797
5 years	rr_ExpenseExampleNoRedemptionYear05	1,401
10 years	rr_ExpenseExampleNoRedemptionYear10	2,856
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | Class C, Putnam Global Technology Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.75%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	797
5 years	rr_ExpenseExampleYear05	1,401
10 years	rr_ExpenseExampleYear10	3,036
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	797
5 years	rr_ExpenseExampleNoRedemptionYear05	1,401
10 years	rr_ExpenseExampleNoRedemptionYear10	3,036
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | Class M, Putnam Global Technology Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	1.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	536
3 years	rr_ExpenseExampleYear03	1,046
5 years	rr_ExpenseExampleYear05	1,582
10 years	rr_ExpenseExampleYear10	3,043
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | Class R, Putnam Global Technology Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	646
5 years	rr_ExpenseExampleYear05	1,150
10 years	rr_ExpenseExampleYear10	2,538
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | Class Y, Putnam Global Technology Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	1.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	893
10 years	rr_ExpenseExampleYear10	2,013
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | before taxes | Class A, Putnam Global Technology Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	4.15%
Since inception	rr_AverageAnnualReturnSinceInception	26.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | before taxes | Class B, Putnam Global Technology Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	4.74%
Since inception	rr_AverageAnnualReturnSinceInception	28.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | before taxes | Class C, Putnam Global Technology Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	8.67%
Since inception	rr_AverageAnnualReturnSinceInception	29.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | before taxes | Class M, Putnam Global Technology Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	6.12%
Since inception	rr_AverageAnnualReturnSinceInception	27.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | before taxes | Class R, Putnam Global Technology Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	10.24%
Since inception	rr_AverageAnnualReturnSinceInception	29.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | before taxes | Class Y, Putnam Global Technology Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	10.77%
Since inception	rr_AverageAnnualReturnSinceInception	30.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | after taxes on distributions | Class A, Putnam Global Technology Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	3.57%
Since inception	rr_AverageAnnualReturnSinceInception	24.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | after taxes on distributions and sale of fund shares | Class A, Putnam Global Technology Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	2.98%
Since inception	rr_AverageAnnualReturnSinceInception	21.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Technology Fund | MSCI World Information Technology Index (ND)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Information Technology Index (ND)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
1 year	rr_AverageAnnualReturnYear01	10.50%
Since inception	rr_AverageAnnualReturnSinceInception	29.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PUTNAM GLOBAL TELECOMMUNICATIONS FUND
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Telecommunications Fund seeks capital appreciation.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 43%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	For this non-diversified fund concentrating in the telecommunications industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that develop, manufacture or sell communications services or communications equipment, and companies that bundle video with communications services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	For this non-diversified fund concentrating in the telecommunications industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The telecommunications industry may be affected by government regulation, intense competition, equipment incompatibility, changing consumer preferences, technological obsolescence, and large capital expenditures and debt burdens. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/11 -1.89% Best calendar quarter Q3 2010 22.02% Worst calendar quarter Q1 2009 -14.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.45%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | Class A, Putnam Global Telecommunication Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.35%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	709
3 years	rr_ExpenseExampleYear03	1,180
5 years	rr_ExpenseExampleYear05	1,677
10 years	rr_ExpenseExampleYear10	3,038
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	13.24%
2010	rr_AnnualReturn2010	21.53%
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | Class B, Putnam Global Telecommunication Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.10%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	718
3 years	rr_ExpenseExampleYear03	1,168
5 years	rr_ExpenseExampleYear05	1,743
10 years	rr_ExpenseExampleYear10	3,170
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	868
5 years	rr_ExpenseExampleNoRedemptionYear05	1,543
10 years	rr_ExpenseExampleNoRedemptionYear10	3,170
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | Class C, Putnam Global Telecommunication Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.10%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	868
5 years	rr_ExpenseExampleYear05	1,543
10 years	rr_ExpenseExampleYear10	3,345
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	868
5 years	rr_ExpenseExampleNoRedemptionYear05	1,543
10 years	rr_ExpenseExampleNoRedemptionYear10	3,345
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | Class M, Putnam Global Telecommunication Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	1.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.85%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	536
3 years	rr_ExpenseExampleYear03	1,116
5 years	rr_ExpenseExampleYear05	1,720
10 years	rr_ExpenseExampleYear10	3,349
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | Class R, Putnam Global Telecommunication Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.60%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	718
5 years	rr_ExpenseExampleYear05	1,295
10 years	rr_ExpenseExampleYear10	2,864
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | Class Y, Putnam Global Telecommunication Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	1.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	566
5 years	rr_ExpenseExampleYear05	1,041
10 years	rr_ExpenseExampleYear10	2,356
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | before taxes | Class A, Putnam Global Telecommunication Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	14.53%
Since inception	rr_AverageAnnualReturnSinceInception	14.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | before taxes | Class B, Putnam Global Telecommunication Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	15.66%
Since inception	rr_AverageAnnualReturnSinceInception	15.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | before taxes | Class C, Putnam Global Telecommunication Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	19.61%
Since inception	rr_AverageAnnualReturnSinceInception	17.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | before taxes | Class M, Putnam Global Telecommunication Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	16.72%
Since inception	rr_AverageAnnualReturnSinceInception	15.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | before taxes | Class R, Putnam Global Telecommunication Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	21.24%
Since inception	rr_AverageAnnualReturnSinceInception	17.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | before taxes | Class Y, Putnam Global Telecommunication Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	21.93%
Since inception	rr_AverageAnnualReturnSinceInception	18.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | after taxes on distributions | Class A, Putnam Global Telecommunication Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	13.06%
Since inception	rr_AverageAnnualReturnSinceInception	13.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | after taxes on distributions and sale of fund shares | Class A, Putnam Global Telecommunication Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	10.45%
Since inception	rr_AverageAnnualReturnSinceInception	12.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Global Sector Funds | Putnam Global Telecommunication Fund | MSCI World Telecommunications Services Index (ND)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Telecommunications Services Index (ND)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
1 year	rr_AverageAnnualReturnYear01	10.19%
Since inception	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2008
Summary - Putnam Retirement Income Fund Lifestyle 2 | Putnam Retirement Income Fund Lifestyle 2
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Retirement Income Fund Lifestyle 2 seeks current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 24 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 24 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period June 13, 2011 (commencement of operations) through August 31, 2011 was 11%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund’s asset allocation strategy may be attractive to investors who are in or near retirement, or who otherwise intend to make periodic withdrawals of their investment in the near future. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations between fixed-income and equity investments from time to time within a certain range to try to optimize the fund’s performance consistent with its goal.

The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range

Equity	30%	0-40%

Fixed-Income	70%	60-100%

We invest mainly in a combination of bonds and common stocks of U.S. and non-U.S. companies and in Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund, which are other Putnam mutual funds and referred to as underlying funds. We may invest without limit in bonds that are either investment-grade or below investment-grade in quality (sometimes referred to as “junk bonds”) and have short- to long-term maturities. We also invest in other fixed-income securities, such as mortgage-backed investments, and invest in money market securities or affiliated money market funds for cash management. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of companies of any size. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments, and, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, which may include common or preferred stocks.

We may also select other investments that do not fall within these asset classes. We may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The typical allocation and the range of allowable allocation of the fund’s assets in the underlying funds that we currently expect are shown below.

Underlying fund	Permitted investments	Typical allocation	Range

Putnam Absolute Return	Fixed-income, derivatives	5%	0-20%

100 Fund

Putnam Absolute Return	Fixed-income, derivatives	12%	0-30%

300 Fund

Putnam Absolute Return	Equities, fixed-income,	20%	0-40%

500 Fund	alternative investments,

	derivatives

Putnam Absolute Return	Equities, fixed-income,	3%	0-20%

700 Fund	alternative investments,

	derivatives

For purposes of measuring the fund’s allocations to fixed-income and equity investments, we regard Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund as fixed-income investments, Putnam Absolute Return 500 Fund as a 50% fixed-income and 50% equity investment, and Putnam Absolute Return 700 Fund as an equity investment. The fund’s remaining assets are invested in other securities, as described above.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We invest mainly in a combination of bonds and common stocks of U.S. and non-U.S. companies and in Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund, which are other Putnam mutual funds and referred to as underlying funds.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund and the underlying funds bear the following risks. Our allocation of assets among asset classes and the underlying funds may hurt performance. The prices of stocks and bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full calendar year of operation.
Summary - Putnam Retirement Income Fund Lifestyle 2 | Putnam Retirement Income Fund Lifestyle 2 | Class A, Putnam Retirement Income Fund Lifestyle 2
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.16%	[5]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.01%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	501
3 years	rr_ExpenseExampleYear03	910
Summary - Putnam Retirement Income Fund Lifestyle 2 | Putnam Retirement Income Fund Lifestyle 2 | Class B, Putnam Retirement Income Fund Lifestyle 2
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.16%	[5]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.01%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.78%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	681
3 years	rr_ExpenseExampleYear03	1,059
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	759
Summary - Putnam Retirement Income Fund Lifestyle 2 | Putnam Retirement Income Fund Lifestyle 2 | Class C, Putnam Retirement Income Fund Lifestyle 2
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.16%	[5]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.01%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.78%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	281
3 years	rr_ExpenseExampleYear03	759
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	759
Summary - Putnam Retirement Income Fund Lifestyle 2 | Putnam Retirement Income Fund Lifestyle 2 | Class M, Putnam Retirement Income Fund Lifestyle 2
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.40%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.16%	[5]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.29%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.01%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.28%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	451
3 years	rr_ExpenseExampleYear03	913
Summary - Putnam Retirement Income Fund Lifestyle 2 | Putnam Retirement Income Fund Lifestyle 2 | Class R, Putnam Retirement Income Fund Lifestyle 2
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.16%	[5]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.29%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.01%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.28%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	608
Summary - Putnam Retirement Income Fund Lifestyle 2 | Putnam Retirement Income Fund Lifestyle 2 | Class Y, Putnam Retirement Income Fund Lifestyle 2
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	2.16%	[5]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.01%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.78%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	454
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Emerging Markets Equity Fund seeks long-term capital appreciation.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 145%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in common stocks (growth or value stocks or both) of emerging market companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. Emerging markets include countries in the MSCI Emerging Market Index or that we consider to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. We invest significantly in small and midsize companies. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We invest mainly in common stocks (growth or value stocks or both) of emerging market companies that we believe have favorable investment potential.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. Emerging markets may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/11 -31.50% Best calendar quarter Q2 2009 33.33% Worst calendar quarter Q2 2010 -11.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(31.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.10%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | Class A, Putnam Emerging Markets Equity Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.90%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.68%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	736
3 years	rr_ExpenseExampleYear03	1,104
5 years	rr_ExpenseExampleYear05	1,495
10 years	rr_ExpenseExampleYear10	2,588
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	73.93%
2010	rr_AnnualReturn2010	17.67%
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | Class B, Putnam Emerging Markets Equity Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.90%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.43%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	746
3 years	rr_ExpenseExampleYear03	1,088
5 years	rr_ExpenseExampleYear05	1,557
10 years	rr_ExpenseExampleYear10	2,721
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	246
3 years	rr_ExpenseExampleNoRedemptionYear03	788
5 years	rr_ExpenseExampleNoRedemptionYear05	1,357
10 years	rr_ExpenseExampleNoRedemptionYear10	2,721
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | Class C, Putnam Emerging Markets Equity Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.90%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.43%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	346
3 years	rr_ExpenseExampleYear03	788
5 years	rr_ExpenseExampleYear05	1,357
10 years	rr_ExpenseExampleYear10	2,904
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	246
3 years	rr_ExpenseExampleNoRedemptionYear03	788
5 years	rr_ExpenseExampleNoRedemptionYear05	1,357
10 years	rr_ExpenseExampleNoRedemptionYear10	2,904
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | Class M, Putnam Emerging Markets Equity Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.90%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.18%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	563
3 years	rr_ExpenseExampleYear03	1,038
5 years	rr_ExpenseExampleYear05	1,539
10 years	rr_ExpenseExampleYear10	2,912
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | Class R, Putnam Emerging Markets Equity Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.90%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.93%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	196
3 years	rr_ExpenseExampleYear03	637
5 years	rr_ExpenseExampleYear05	1,105
10 years	rr_ExpenseExampleYear10	2,399
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | Class Y, Putnam Emerging Markets Equity Fund
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.90%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[7]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.43%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	146
3 years	rr_ExpenseExampleYear03	484
5 years	rr_ExpenseExampleYear05	846
10 years	rr_ExpenseExampleYear10	1,866
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | before taxes | Class A, Putnam Emerging Markets Equity Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	10.91%
Since inception	rr_AverageAnnualReturnSinceInception	13.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | before taxes | Class B, Putnam Emerging Markets Equity Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	11.80%
Since inception	rr_AverageAnnualReturnSinceInception	14.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | before taxes | Class C, Putnam Emerging Markets Equity Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	15.83%
Since inception	rr_AverageAnnualReturnSinceInception	15.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | before taxes | Class M, Putnam Emerging Markets Equity Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	12.98%
Since inception	rr_AverageAnnualReturnSinceInception	14.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | before taxes | Class R, Putnam Emerging Markets Equity Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	17.32%
Since inception	rr_AverageAnnualReturnSinceInception	16.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | before taxes | Class Y, Putnam Emerging Markets Equity Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	17.97%
Since inception	rr_AverageAnnualReturnSinceInception	16.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | after taxes on distributions | Class A, Putnam Emerging Markets Equity Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	9.20%
Since inception	rr_AverageAnnualReturnSinceInception	12.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | after taxes on distributions and sale of fund shares | Class A, Putnam Emerging Markets Equity Fund
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	7.69%
Since inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008
Summary - Putnam Emerging Markets Equity Fund | Putnam Emerging Markets Equity Fund | MSCI Emerging Markets Index (ND)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (ND)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
1 year	rr_AverageAnnualReturnYear01	18.88%
Since inception	rr_AverageAnnualReturnSinceInception	21.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.
[5]	Other expenses are based on estimated amounts for the current fiscal year.
[6]	Acquired fund fees and expenses are based on projected net expenses of the underlying funds and assume the fund's typical allocations to the underlying funds described in Investments, risks and performance-Investments and a 4% allocation to Putnam Money Market Fund.
[7]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[8]	Management fees are subject to a performance adjustment.